Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Bahl & Gaynor Dividend ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Dividend ETF
Class Name	Bahl & Gaynor Dividend ETF
Trading Symbol	BGDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Dividend ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgdv/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/bgdv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Dividend ETF	$23	0.45%
[1]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/bgdv/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
Net Assets	$ 657,394,963
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 1,441,228
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$657,394,963
Number of Holdings	58
Net Advisory Fee	$1,441,228
Portfolio Turnover	2%
30-Day SEC Yield	1.20%
30-Day SEC Yield Unsubsidized	1.20%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Eli Lilly & Company	4.6%
Broadridge Financial Solutions, Inc.	3.9%
Cintas Corporation	3.6%
Motorola Solutions, Inc.	3.6%
TJX Companies, Inc.	3.4%
Marsh & McLennan Companies, Inc.	3.2%
AbbVie, Inc.	2.8%
Williams Companies, Inc.	2.8%

Top Sectors	(% of Net Assets)
Information Technology	21.1%
Industrials	18.9%
Financials	17.4%
Health Care	13.7%
Consumer Staples	6.3%
Energy	6.0%
Consumer Discretionary	5.8%
Communication Services	4.6%
Utilities	4.2%
Cash & Other	2.0%

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/bgdv/
Bahl & Gaynor Income Growth ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth ETF
Class Name	Bahl & Gaynor Income Growth ETF
Trading Symbol	BGIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgig/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/bgig/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Income Growth ETF	$23	0.45%
[2]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/bgig/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.

Net Assets	$ 248,657,109
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 429,262
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$248,657,109
Number of Holdings	55
Net Advisory Fee	$429,262
Portfolio Turnover	13%
30-Day SEC Yield	2.14%
30-Day SEC Yield Unsubsidized	2.14%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	6.6%
Eli Lilly & Company	4.5%
Williams Companies, Inc.	4.2%
AbbVie, Inc.	4.1%
Microsoft Corporation	4.0%
Johnson & Johnson	4.0%
Procter & Gamble Company	3.5%
Mondelez International, Inc.	3.5%
JPMorgan Chase & Company	3.4%
Travelers Companies, Inc.	3.3%

Top Sectors	(% of Net Assets)
Information Technology	18.9%
Health Care	15.9%
Financials	14.8%
Industrials	12.6%
Energy	10.8%
Consumer Staples	9.7%
Utilities	6.9%
Consumer Discretionary	5.3%
Real Estate	3.1%
Cash & Other	2.0%

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/bgig/
Bahl & Gaynor Small Cap Dividend ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Small Cap Dividend ETF
Class Name	Bahl & Gaynor Small Cap Dividend ETF
Trading Symbol	SCDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Small Cap Dividend ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/scdv/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/scdv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Small Cap Dividend ETF	$35	0.70%
[3]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/scdv/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
Net Assets	$ 110,322,972
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 349,283
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$110,322,972
Number of Holdings	48
Net Advisory Fee	$349,283
Portfolio Turnover	11%
30-Day SEC Yield	0.61%
30-Day SEC Yield Unsubsidized	0.61%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Ensign Group, Inc.	6.8%
Curtiss-Wright Corporation	6.2%
Federal Signal Corporation	5.0%
Evercore, Inc.	4.6%
Chemed Corporation	4.4%
Victory Capital Holdings, Inc.	4.3%
Gildan Activewear, Inc.	4.2%
Tetra Tech, Inc.	4.2%
BWX Technologies, Inc.	4.1%
MSA Safety, Inc.	3.8%

Top Sectors	(% of Net Assets)
Industrials	32.2%
Health Care	18.3%
Financials	13.0%
Consumer Discretionary	9.2%
Consumer Staples	7.2%
Materials	5.8%
Information Technology	4.7%
Utilities	3.2%
Communication Services	2.5%
Cash & Other	3.9%

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/scdv/
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Class Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Trading Symbol	SMIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Small/Mid Cap Income Growth ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/smig/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/smig/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$30	0.60%
[4]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.

Net Assets	$ 1,088,244,388
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 2,754,661
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,088,244,388
Number of Holdings	49
Net Advisory Fee	$2,754,661
Portfolio Turnover	10%
30-Day SEC Yield	1.85%
30-Day SEC Yield Unsubsidized	1.85%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Broadridge Financial Solutions, Inc.	4.7%
Victory Capital Holdings, Inc.	4.5%
Hartford Insurance Group, Inc.	4.4%
Snap-on, Inc.	4.2%
Targa Resources Corporation	4.2%
Hubbell, Inc.	4.1%
DT Midstream, Inc.	3.6%
Evercore, Inc.	3.5%
NiSource, Inc.	3.5%
Packaging Corporation of America	3.4%

Top Sectors	(% of Net Assets)
Industrials	21.1%
Financials	19.7%
Utilities	9.4%
Energy	9.0%
Materials	8.7%
Consumer Discretionary	7.8%
Health Care	7.5%
Real Estate	5.6%
Information Technology	5.6%
Cash & Other	5.6%

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/smig/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized